Share Based Compensation (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 24, 2024	Jun. 07, 2024	Sep. 22, 2023	Sep. 22, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 20, 2024	Mar. 20, 2024	Jan. 01, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation							$ 914,000		$ 199,000
Shares issued for services, per share											$ 3.08	$ 3.47
Shares granted							74,544,000		74,545,000
Weighted average grant date fair value		$ 2.84	$ 5.51				$ 2.84		$ 5.51
Shares vested							74,544,000
Cost related to non-vested option					$ 3,100,000		$ 3,100,000		$ 4,100,000
Weighted average remaining vesting							3 years		3 years 11 days
Share-Based Payment Arrangement, Expense									$ 400,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted					0		0
Shares vested							74,544		0
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights									RSUs vest in equal annual installments on the first three anniversaries of the closing of the Merger
Restricted Stock Units (RSUs) [Member] | Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted			74,545						74,545
Shares vested		37,272
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued for services	96,154				96,154		96,154		1,300,000
Shares issued for services, per share	$ 1.56
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation	$ 200,000				$ 500,000	$ 0	$ 900,000	$ 0	$ 200,000
2023 Stock Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock			11,497,622	11,497,622									3,691,476
Shares issued percentage			5.00%	5.00%
Shares available for issuance					14,107,834		14,107,834		10,351,358